RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Advances from related party	$ 19,000	$ 8,310	$ 23,983	$ 18,369
Due to related party	93,546		74,546	50,563
CEO [Member]
Advances from related party	19,000	$ 8,310	23,983	$ 18,369
Due to related party	$ 93,546		$ 74,546